Deutsche Bank's Transformation - Changes in regulatory capital (Detail)	Jun. 30, 2019 EUR (€)
Regulatory capital as reported after transformation [Member]
Deutsche Bank's Transformation - Changes in regulatory capital [LineItems]
Common Equity Tier 1 capital	€ 46.5
Risk-weighted assets (RWA)	€ 346.9
Common Equity Tier 1 Ratio	13.40%
Regulatory capital pro - forma before transformation [Member]
Deutsche Bank's Transformation - Changes in regulatory capital [LineItems]
Common Equity Tier 1 capital	€ 46.8
Risk-weighted assets (RWA)	€ 347.9
Common Equity Tier 1 Ratio	13.40%